Income taxes	3 Months Ended
Jan. 31, 2022
Text block [abstract]
Income taxes
Note 1
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.    Income taxes
Enron
In prior years, the Canada R
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venue Agency (CRA) issued reassessments disallowing the deduction of Enron settlement payments and related legal expenses (the Enron expenses). In January 2019, CIBC entered into a settlement agreement (the Agreement) with the CRA that provides certainty with respect to the portion of the Enron expenses deductible in Canada. The Agreement resulted in the recognition of a net $38 million tax recovery in the first quarter of 2019. This recovery was determined after taking into account taxable refund interest in Canada and also the portion of the Enron expenses that are expected to be deductible in the United States (the U.S. deduction). The U.S. deduction has not been agreed to by the Internal Revenue Service. It is possible that adjustments may be required to the amount of tax benefits recognized in the U.S.
Dividend received deduction
The CRA has reassessed CIBC approximately $1,420 million of additional income tax by denying the tax deductibility of certain 2011 to 2016 Canadian corporate dividends on the basis that they were part of a “dividend rental arrangement”. The dividends that were subject to the reassessments are similar to those prospectively addressed by the rules in the 2015 and 2018 Canadian federal budgets. In August 2021, CIBC filed a Notice of Appeal with the Tax Court of Canada and the matter is now in litigation. It is possible that subsequent years may be reassessed for similar activities. CIBC is confident that its tax filing positions were appropriate and intends to defend itself vigorously. Accordingly, no amounts have been accrued in the interim
consolidated financial statements.
Foreign exchange capital loss reassessment
In November 2021, the Tax Court of Canada ruled against CIBC on its 2007 foreign exchange capital loss reassessment (Decision). CIBC disagrees with the Decision and filed its Appeal in November 2021. CIBC r
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mains confident that its tax filing position was appropriate. Accordingly, no amounts have been accrued in the interim
consolidated financial statements. The exposure of additional tax and interest related to this and similar matters is approximately $300 million in addition to the potential inability to utilize approximately $500 million in unrecognized capital tax loss carryforwards.